Intangible Assets - Schedule of Amortization of Intangible Assets Future Periods (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Amortization of Intangible Assets Future Periods [Abstract]
2026	$ 2,158,167
2027 and thereafter
Amortization of intangible assets	$ 2,158,167